UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21242

        Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          03/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 3 (JHP)
March 31, 2005

					Ratings*
						Market
Shares	Description(1)		Coupon	Moody's	S&P	Value

	$25 PAR (or similar) SECURITIES - 77.7% (53.4% of Total Investments)
	Auto Components - 0.1%
19,564	Delphi Trust I		8.250%	Ba3	B+	$ 363,890

	Automobiles - 0.1%
7,500	DaimlerChrysler AG (CORTS)		7.875%	A3	BBB	188,550

	Capital Markets - 7.4%
13,000	BCH Capital Ltd., Series B		9.430%	A2	BBB+	330,720
32,000	Bear Stearns Capital Trust III		7.800%	A2	BBB	831,360
32,800	BSCH Finance Ltd., Series Q		8.625%	A2	BBB+	838,040
48,100	Compass Capital Trust III		7.350%	A3	BBB-	1,242,423
39,300	CSFB USA, Series 2002-10 (SATURNS)		7.000%	Aa3	A+	1,025,730
23,100	First Union Capital II, Series II (CORTS)		7.500%	A1	BBB+	595,980
11,300	First Union Institutional Capital II (CORTS)		8.200%	A1	BBB+	318,039
355,900	Lehman Brothers Holdings Capital Trust III, Series K		6.375%	A2	BBB+	8,744,463
36,300	Merrill Lynch Preferred Capital Trust		7.750%	A1	A-	948,519
18,300	Merrill Lynch Preferred Capital Trust IV		7.120%	A1	A-	473,055
75,100	Merrill Lynch Preferred Capital Trust V		7.280%	A1	A-	1,971,375
40,900	Morgan Stanley (PPLUS)		7.050%	Aa3	A+	1,034,770
80,000	Morgan Stanley Capital Trust II		7.250%	A1	A-	2,064,800
212,600	Morgan Stanley Capital Trust III		6.250%	A1	A-	5,227,834

	Commercial Banks - 12.8%
3,700	Abbey National plc, Series B		7.375%	A2	A	98,790
105,898	ABN AMRO Capital Trust Fund VII		6.080%	A2	A	2,587,088
31,300	ASBC Capital I		7.625%	Baa1	BBB-	820,060
58,394	BAC Capital Trust I		7.000%	Aa3	A	1,500,726
38,700	BAC Capital Trust II		7.000%	Aa3	A	999,621
99,500	BAC Capital Trust III		7.000%	Aa3	A	2,586,005
64,900	BAC Capital Trust V		6.000%	Aa3	A	1,595,891
37,300	Banco Totta & Acores Finance, Series A		8.875%	A3	NR	1,001,274
18,600	BancWest Capital I		9.500%	A3	A-	485,460
222,200	Banesto Holdings, Series A, 144A		10.500%	A2	NR	6,777,100
32,400	Bank One Capital II		8.500%	A1	A-	830,088
32,100	Bank One Capital Trust VI		7.200%	A1	A-	831,390
11,000	Bank One Capital V		8.000%	A1	A-	286,000
3,400	BankNorth Capital Trust II		8.000%	A3	BB+	88,298
21,000	Chittenden Capital Trust I		8.000%	Baa1	BB+	545,580
44,500	Cobank ABC, 144A (a)		7.000%	NR	NR	2,378,125
52,500	Comerica Capital Trust I		7.600%	A3	BBB+	1,346,625
160,900	Fleet Capital Trust VII		7.200%	Aa3	A	4,135,130
26,516	Fleet Capital Trust VIII		7.200%	Aa3	A	684,378
6,400	KeyCorp (PCARS)		7.500%	A3	NR	169,024
6,400	KeyCorp Capital Trust V		5.875%	A3	BBB	155,520
7,100	KeyCorp, Series 2001-7 (CORTS)		7.750%	A3	BBB	182,541
12,500	KeyCorp, Series B (CORTS)		8.250%	A3	BBB	326,500
22,400	National Commerce Capital Trust II		7.700%	A1	A-	582,624
30,400	National Westminster Bank plc, Series A		7.875%	Aa2	A+	780,672
16,500	National Westminster Bank plc, Series B		7.875%	Aa3	A+	421,080
20,100	PNC Capital Trust		6.125%	A3	BBB	485,214
40,000	Royal Bank of Scotland Group plc, Series M		6.400%	A1	A	1,012,000
16,400	SunTrust Capital Trust IV		7.125%	A1	A-	417,544
22,900	SunTrust Capital Trust V		7.050%	A1	A-	585,553
110,300	USB Capital Trust III		7.750%	Aa3	A-	2,873,315
58,100	USB Capital Trust IV		7.350%	Aa3	A-	1,513,505
48,800	USB Capital Trust V		7.250%	Aa3	A-	1,249,280
18,400	VNB Capital Trust I		7.750%	Baa1	BBB	476,192
31,000	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)		7.650%	Baa1	BBB	800,110
3,900	Wells Fargo Capital Trust IX		5.625%	Aa2	A	91,416
21,700	Wells Fargo Capital Trust V		7.000%	Aa2	A	555,520
80,000	Zions Capital Trust B		8.000%	Baa1	BB+	2,112,800

	Consumer Finance - 4.2%
111,700	Household Capital Trust V, Series X		10.000%	A2	BBB+	2,826,010
14,600	Household Capital Trust VI		8.250%	A2	BBB+	381,498
100,500	Household Capital Trust VII		7.500%	A2	BBB+	2,613,000
136,000	HSBC Finance Corporation		6.875%	A1	A	3,552,320
95,300	SLM Corporation, Series A (a)		6.970%	Baa1	BBB+	5,241,500

	Diversified Financial Services - 8.4%
10,000	BBVA Preferred Capital Ltd., Series B		7.750%	A1	A-	256,000
42,900	CIT Group Incorporated (CORTS)		7.750%	A3	BBB+	1,170,312
25,600	Citigroup Capital Trust VII		7.125%	Aa2	A	659,968
46,600	Citigroup Capital Trust VIII		6.950%	Aa2	A	1,192,960
13,000	Citigroup Capital Trust XI		6.000%	Aa2	A	317,200
16,549	Citigroup Inc., Series F (a)		6.365%	Aa3	A	852,274
68,500	Citigroup Inc., Series H (a)		6.231%	Aa3	NR	3,544,875
50,901	Citigroup Inc., Series M (a)		5.864%	Aa3	A	2,672,303
142,900	ING Group NV		7.050%	NR	A-	3,666,814
504,300	ING Group NV		7.200%	A2	A-	13,031,112
13,000	JPMorgan Chase Capital Trust X		7.000%	A1	NR	335,400
25,000	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)		7.125%	A1	A-	641,750
24,000	Merrill Lynch Capital Trust II		8.000%	A1	A-	635,520

	Diversified Telecommunication Services - 0.4%
12,900	BellSouth Inc. (CORTS)		7.000%	A2	A	334,110
25,200	Verizon Communications (CORTS)		7.625%	A2	A+	677,880
15,300	Verizon New England Inc., Series B		7.000%	A2	NR	394,434

	Electric Utilities - 2.2%
53,400	Entergy Louisiana Inc.		7.600%	Baa1	A-	1,393,740
203,447	Entergy Mississippi Inc.		7.250%	Baa2	A-	5,322,174
13,100	Georgia Power Company		5.700%	Aaa	AAA	320,295
18,300	Tennessee Valley Authority, Series D		6.750%	Aaa	AAA	451,095

	Food Products - 0.8%
25,000	Dairy Farmers of America Inc., 144A (a)		7.875%	Baa3	BBB-	2,628,125

	Gas Utilities - 0.2%
32,900	AGL Capital Trust II		8.000%	Baa2	BBB	854,084

	Health Care Providers & Services - 0.1%
12,500	Aetna Incorporated		8.500%	Baa1	BBB+	326,250

	Insurance - 14.5%
133,000	Ace Ltd., Series C		7.800%	Baa2	BBB-	3,459,330
30,700	AMBAC Financial Group Inc.		5.950%	Aa2	AA	757,983
95,000	AMBAC Financial Group Inc.		5.875%	Aa2	AA	2,335,100
7,700	American General Capital III		8.050%	Aa2	AA-	196,735
132,300	Delphi Financial Group Inc.		8.000%	Baa3	BBB	3,430,539
258,671	EverestRe Group Limited		7.850%	Baa1	BBB	6,725,446
151,100	Financial Security Assurance Holdings		6.250%	Aa2	AA	3,807,720
60,900	Hartford Capital Trust III, Series C		7.450%	Baa1	BBB	1,562,085
104,100	Lincoln National Capital Trust V, Series E		7.650%	Baa1	BBB	2,673,288
55,700	PartnerRe Limited		7.900%	A3	BBB+	1,446,529
140,000	PartnerRe Limited, Series C		6.750%	Baa1	BBB+	3,500,000
54,600	PLC Capital Trust III		7.500%	Baa1	BBB+	1,409,772
15,400	PLC Capital Trust IV		7.250%	Baa1	BBB+	400,400
52,544	Prudential plc		6.750%	Baa1	A	1,336,719
41,500	RenaissanceRe Holdings Ltd., Series A		8.100%	Baa2	BBB+	1,082,320
217,000	RenaissanceRe Holdings Ltd., Series B		7.300%	Baa2	BBB+	5,598,600
16,400	Safeco Capital Trust I (CORTS)		8.700%	Baa2	BBB-	433,944
9,300	Safeco Capital Trust I, Series 2001-4 (CORTS)		8.750%	Baa2	BBB-	243,195
32,200	Safeco Corporation, Series 2001-7 (SATURNS)		8.250%	Baa2	BBB-	856,520
61,800	XL Capital Ltd., Series A		8.000%	Baa1	BBB+	1,631,520
289,400	XL Capital Ltd., Series B		7.625%	Baa1	BBB+	7,524,400

	Multi-Utilities & Unregulated Power - 0.3%
17,900	Dominion CNG Capital Trust I		7.800%	Baa1	BBB-	467,190
24,300	Energy East Capital Trust I		8.250%	Baa3	BBB-	636,660

	Oil & Gas - 1.7%
187,000	Nexen Inc.		7.350%	Baa3	BB+	4,854,520
34,700	TransCanada Pipeline		8.250%	A3	BBB	895,260

	Pharmaceuticals - 0.1%
10,000	Bristol Myers Squibb Company (CORTS)		6.250%	A1	A+	255,000

	Real Estate - 18.7%
7,700	AvalonBay Communities, Inc., Series H		8.700%	Baa2	BBB	211,442
135,900	BRE Properties, Series C		6.750%	Baa3	BBB-	3,363,525
20,000	BRE Properties, Series D		6.750%	Baa3	BBB-	481,400
202,800	CarrAmerica Realty Corporation, Series E		7.500%	Baa3	BBB-	5,224,128
26,200	Developers Diversified Realty Corporation, Series F		8.600%	Ba1	BBB-	688,798
170,000	Developers Diversified Realty Corporation, Series G		8.000%	Ba1	BBB-	4,391,100
30,000	Developers Diversified Realty Corporation, Series H		7.375%	Ba1	BBB-	755,100
111,800	Duke Realty Corporation, Series L		6.600%	Baa2	BBB	2,679,846
60,144	Equity Office Properties Trust, Series G		7.750%	Baa3	BBB	1,536,679
25,900	Equity Residential Properties Trust		9.125%	Baa2	BBB	659,932
18,500	Equity Residential Properties Trust, Series C		9.125%	Baa2	BBB	481,370
20,800	Equity Residential Properties Trust, Series D		8.600%	Baa2	BBB	550,160
55,300	Federal Realty Investment Trust		8.500%	Baa3	BBB-	1,465,450
5,100	First Industrial Realty Trust, Inc., Series C		8.625%	Baa3	BBB-	134,768
130,000	HRPT Properties Trust, Series A		9.875%	Baa3	BBB-	3,404,700
239,707	HRPT Properties Trust, Series B		8.750%	Baa3	BBB-	6,407,368
21,000	New Plan Excel Realty Trust, Series D		7.800%	Baa3	BBB-	1,051,313
35,600	New Plan Excel Realty Trust, Series E		7.625%	NR	BBB-	930,584
20,000	Prologis Trust, Series G		6.750%	Baa2	BBB	500,000
136,000	PS Business Parks Inc.		7.000%	Ba1	BBB-	3,302,080
36,900	PS Business Parks Inc., Series D		9.500%	Ba2	BBB-	959,400
8,300	PS Business Parks Inc., Series F		8.750%	Ba2	BBB-	216,630
120,000	PS Business Parks Inc., Series L		7.600%	Ba1	BBB-	3,013,200
40,900	Public Storage Inc., Series Q		8.600%	Baa2	BBB+	1,051,130
129,533	Public Storage Inc., Series R		8.000%	Baa2	BBB+	3,343,247
17,600	Public Storage Inc., Series S		7.875%	Baa2	BBB+	451,088
22,500	Public Storage Inc., Series T		7.625%	Baa2	BBB+	573,975
11,000	Public Storage Inc., Series U		7.625%	Baa2	BBB+	278,850
17,000	Public Storage Inc., Series V		7.500%	Baa2	BBB+	435,710
12,600	Regency Centers Corporation		7.450%	Baa3	BBB-	316,890
80,000	Regency Centers Corporation		7.250%	Baa3	BBB-	2,012,000
7,500	Simon Property Group, Inc., Series F		8.750%	Baa2	BBB-	195,450
68,600	Simon Property Group, Inc., Series G		7.890%	Baa2	BBB	3,642,660
36,400	United Dominion Realty Trust		8.600%	Ba1	BB+	955,136
60,000	Vornado Realty Trust		6.625%	Baa3	BBB-	1,428,000
252,700	Wachovia Preferred Funding Corporation		7.250%	A2	BBB+	7,075,600
40,000	Weingarten Realty Trust, Series E		6.950%	Baa1	A-	1,016,400

	Specialty Retail - 0.2%
20,000	Sherwin Williams Company, Series III (CORTS)		7.250%	A2	A	520,000

	Thrifts & Mortgage Finance - 3.8%
15,300	Countrywide Capital Trust II, Series II (CORTS)		8.000%	Baa1	BBB+	405,450
152,830	Countrywide Capital Trust IV		6.750%	Baa1	BBB+	3,839,090
40,100	Fannie Mae (a)		0.000%	Aa3	AA-	2,228,056
42,700	Fannie Mae (a)		5.125%	Aa3	AA-	1,783,579
43,800	Fannie Mae (a)		3.780%	Aa3	AA-	2,193,066
13,000	Federal Home Loan Mortgage Corporation (a)		5.100%	Aa3	AA-	568,750
20,800	Federal Home Loan Mortgage Corporation (a)		5.000%	Aa3	AA-	874,640
23,800	Federal Home Loan Mortgage Corporation (a)		6.000%	Aa3	AA-	1,191,190

	Wireless Telecommunication Services - 1.7%
69,101	Telephone and Data Systems Inc.		7.600%	Baa1	A-	1,767,604
157,500	United States Cellular Corporation		8.750%	Baa1	A-	4,285,575

	Total $25 Par (or similar) Securities (cost $267,942,005)					269,223,474

	CONVERTIBLE PREFERRED SECURITIES - 4.4% (3.0% of Total Investments)
	Diversified Financial Services - 0.7%
61,000	Citigroup Global Markets		2.000%	Aa1	AA-	2,484,835

	Food & Staples Retailing - 0.7%
100,196	Albertson's, Inc.		7.250%	Baa2	BBB	2,266,434

	Health Care Equipment & Supplies - 0.4%
28,000	Baxter International Inc.		7.000%	Baa1	NR	1,507,800

	Multi-Utilities & Unregulated Power - 2.5%
102,400	Dominion Resources Inc.		8.750%	Baa1	BBB+	5,742,592
38,131	Public Service Enterprise Group		10.250%	Baa3	BBB-	2,665,357

	Thrifts & Mortgage Finance - 0.1%
20,100	PMI Group Inc.		5.875%	A1	A	488,430

	Total Convertible Preferred Securities (cost $13,422,176)					15,155,448

Principal					Ratings*
Amount (000)/						Market
Shares	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	CAPITAL PREFERRED SECURITIES - 58.2% (39.9% of Total Investments)
	Capital Markets - 7.3%
5,000	Ahmanson Capital Trust I, 144A	8.360%	12/01/26	Baa1	BBB	5,547,575
1,000	Bank of New York Capital I, Series B	7.970%	12/31/26	A1	A-	1,094,174
1,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	A-	1,100,742
1,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	A-	1,078,051
500	BT Preferred Capital Trust II	7.875%	2/25/27	A2	NR	544,962
250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	A	257,231
3,750	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	A	3,838,913
1,000	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	A3	A-	1,108,839
8,485	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	BBB+	10,674,189

	Commercial Banks - 21.8%
2,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	Aa3	AA-	2,072,902
5,750	Abbey National Capital Trust I	8.963%	12/30/49	A2	A-	8,113,451
1,900	AgFirst Farm Credit Bank	7.300%	12/15/53	NR	NR	1,995,220
1,000	BankAmerica Capital II, Series 2	8.000%	12/15/26	Aa3	A	1,089,201
1,500	BankBoston Capital Trust II, Series B	7.750%	12/15/26	Aa3	A	1,604,948
1,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	BBB-	1,089,002
6,200	Barclays Bank plc, 144A	8.550%	6/15/49	Aa3	A+	7,334,761
900	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	A-	1,020,740
1,000	First Chicago NBD Institutional Capital, 144A	7.950%	12/01/26	A1	NR	1,076,779
1,000	First Empire Capital Trust I	8.234%	2/01/27	Baa1	BBB	1,096,251
500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	BBB-	554,173
1,430	HSBC USA Capital Trust II, 144A	8.380%	5/15/27	NR	A-	1,567,781
1,000	KBC Bank Fund Trust III, 144A	9.860%	11/02/49	A2	A-	1,201,893
1,000	KeyCorp Capital II	6.875%	3/17/29	A3	BBB	1,098,081
2,500	Lloyds TSB Bank plc, Subordinate Note	6.900%	11/22/49	Aa2	A+	2,565,048
4,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	BBB-	4,377,000
1,500	North Fork Capital Trust II	8.000%	12/15/27	A3	BBB-	1,661,571
3,150	Peoples Heritage Capital Trust I, Series B	9.060%	2/01/27	A3	BB+	3,459,780
9,200	PNC Institutional Capital Trust B, 144A	8.315%	5/15/27	A3	BBB	10,117,838
1,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	BBB-	1,057,228
2,750	RBS Capital Trust B	6.800%	12/31/49	A1	A	2,796,448
200	Royal Bank of Scotland Group plc	7.648%	8/31/49	A1	A	246,501
2,500	St. George Funding Company LLC, 144A	8.485%	6/30/47	Baa1	NR	2,744,300
4,600	Union Planters Capital Trust A	8.200%	12/15/26	A2	BBB+	4,998,411
70	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	BBB-	7,564,375
3,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	BBB-	3,264,918

	Diversified Financial Services - 6.6%
1,000	BNP Paribas Capital Trust	7.200%	12/31/49	A1	A+	1,027,528
1,000	Chase Capital Trust I, Series A	7.670%	12/01/26	A1	A-	1,075,052
9,100	HBOS Capital Funding LP, Notes	6.850%	3/01/49	A1	A	9,283,911
9,000	JPM Capital Trust I	7.540%	1/15/27	A1	A-	9,705,672
1,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	NR	1,859,909

	Diversified Telecommunication Services - 2.8%
7,260	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	Baa1	BBB+	9,594,544

	Insurance - 14.4%
3,450	Ace Capital Trust II	9.700%	4/01/30	Baa1	BBB-	4,728,525
500	Allstate Financing II	7.830%	12/01/45	A2	A-	531,454
5,000	Berkeley Capital Trust	8.197%	12/15/45	Baa3	BBB-	5,184,635
750	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	Baa1	BBB+	746,261
10,000	MIC Financing Trust I	8.375%	2/01/27	A1	A+	10,498,200
1,500	Prudential plc	6.500%	6/29/49	Baa1	A	1,464,038
3,000	RenaissanceRe Capital Trust	8.540%	3/01/27	Baa1	BBB+	3,284,310
10,000	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A1	A+	10,992,450
11,500	Zurich Capital Trust I, 144A	8.376%	6/01/37	Baa2	A-	12,578,965

	Oil & Gas - 3.6%
6,500	KN Capital Trust III	7.630%	4/15/28	Baa3	BB+	7,507,286
4,500	Phillips 66 Capital Trust II	8.000%	1/15/37	Baa2	BBB	4,804,083

	Thrifts & Mortgage Finance - 1.7%
1,000	Countrywide Capital Trust I	8.000%	12/15/26	Baa1	BBB+	1,033,260
4,225	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	BBB	4,735,594

	Total Capital Preferred Securities (cost $195,382,400)					201,648,954

	CORPORATE BONDS - 3.6% (2.4% of Total Investments)
	Automobiles - 3.6%
1,000	Ford Motor Company	7.450%	7/16/31	Baa1	BBB-	907,030
5,100	Ford Motor Company, Debenture	7.400%	11/01/46	Baa1	BBB-	4,327,702
8,100	General Motors Acceptance Corporation, Notes	8.000%	11/01/31	Baa1	BBB-	7,071,511

	Total Corporate Bonds (cost $13,240,287)					12,306,243

	REPURCHASE AGREEMENTS - 1.9% (1.3% of Total Investments)
$6,526	State Street Bank, 2.400%, dated 3/31/05, due 4/01/05, repurchase
	price $6,526,102, collateralized by $5,200,000 U.S. Treasury Bonds,
	7.500%, due 11/15/16, value $6,658,709					6,525,667

	Total Repurchase Agreements (cost $6,525,667)					6,525,667

	Total Investments (cost $496,512,535) - 145.8%					504,859,786

	Other Assets Less Liabilities - 2.1%					7,423,617

	FundPreferred Shares, at Liquidation Value - (47.9)%					(166,000,000)

	Net Assets Applicable to Common Shares - 100%					$346,283,403

Interest Rate Swap Contracts outstanding at March 31, 2005:

					Unrealized
	Notional			Termination	Appreciation
Counterparty	Amount	Fixed Rate	Floating Rate**	Date	(Depreciation)

Citibank, N.A.	$42,000,000	2.4125%	2.7456%	3/06/06	$ 514,931
Citibank, N.A.	42,000,000	3.2550	2.7456	3/06/08	1,191,650
Citibank, N.A.	42,000,000	3.8150	2.7456	3/06/10	1,271,963

					$2,978,544

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Ratings: Below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
**	Based on LIBOR (London Inter-bank Offered Rate).
(a)	Security is eligible for the Dividends Received Deduction.
144A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(CORTS)	Corporate Backed Trust Securities.
(PPLUS)	PreferredPlus Trust.
(SATURNS)	Structured Asset Trust Unit Repackaging.
NR	Security is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities, which are treated as debt securities for income tax purposes and equity securities for financial statement purposes, and timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was $496,843,073.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

Gross unrealized:
	Appreciation	$14,565,172
	Depreciation	(6,548,459)

	Net unrealized appreciation of investments	$8,016,713

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Quality Preferred Income Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         05/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         05/27/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         05/27/05

* Print the name and title of each signing officer under his or her signature.